SCHEDULE OF FUTURE LEASE COMMITMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Rights-of-use Lease Assets Net
2023	$ 117,017
2024	127,066
2025	21,342
Total Lease Payments	265,425
Less: imputed interest	(13,795)
Present value of lease liabilities	251,630
Lease liabilities - Current	107,467	$ 19,068
Lease liabilities – Non current	$ 144,163